Acquisitions and other transactions	6 Months Ended
Jun. 30, 2019
Acquisitions and other transactions
Acquisitions and other transactions

Note 3 – Acquisitions and other transactions

(a)	Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc. – SCOOP and STACK, Oklahoma

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental Resources, Inc. to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights in the South Central Oklahoma Oil Province (“SCOOP”) and Sooner Trend Anadarko Basin Canadian and Kingfisher Counties (“STACK”) plays of Oklahoma.

In the three and six months ended June 30, 2019, the Company recorded contributions to the Royalty Acquisition Venture of $35.1 million and $86.5 million, respectively. As at June 30, 2019, $10.8 million included in accounts payable on the consolidated statement of financial position relates to contributions to the Royalty Acquisition Venture funded after period-end. As at June 30, 2019, the total cumulative investment in the Royalty Acquisition Venture totalled $348.3 million and Franco-Nevada has remaining commitments of up to $171.7 million to be funded by December 31, 2021.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.

(b)	Acquisition of Valentine Lake Royalty Interest – Newfoundland, Canada

On February 21, 2019, Franco-Nevada acquired a 2% NSR on Marathon Gold Corporation’s (“Marathon”) Valentine Lake Gold Camp in central Newfoundland for C$18.0 million. Marathon has an option to buy back 0.5% of the NSR for $7.0 million until December 31, 2022.

The acquisition of the Valentine Lake royalty has been accounted for as an asset acquisition.

(c)	Acquisition of Salares Norte Royalty Interest – Chile

On January 31, 2019, Franco-Nevada, through a wholly-owned subsidiary, acquired an existing 2% NSR on Gold Fields’ Salares Norte project in the Atacama region of northern Chile for $32.0 million, comprised of $27.0 million of Franco-Nevada common shares  (366,499 common shares) and $5.0 million in cash. Gold Fields has an option to buy back 1% of the NSR for $6.0 million within 24 months of the commencement of commercial production.

The acquisition of the Salares Norte royalty has been accounted for as an asset acquisition.